Filed pursuant to 497 (k) (1) (ii)

The Motorsports
Associated Growth
& Income Fund




							PROFILE


							November 12, 1998











This Profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling (800) 358-6215.

THE MOTORSPORTS ASSOCIATED
GROWTH & INCOME FUND

This Profile describes the types of investments the Fund may make and procedures on how to buy and sell your shares.

GOAL
<>Picture of Trophy</> To increase the value of your
investment over time and
provide income.

PRINCIPAL STRATEGY
<>Picture of Race Car</>The Fund invests at least 80%
of its assets in the stocks of
companies involved in or
associated with motorsports.
These stocks will be medium-
to large-capitalization stocks
that have the potential to
increase in value and provide
income.

By the term Motorsports, the
Fund refers to all forms of
motorized racing.  The Fund may
invest in Motorsports
companies, that is those which:
- design
- manufacture
- produce, or
- distribute auto racing
products and services.


The Fund may also invest in
Motorsports Associated
companies, that is those which:
- host or sponsor racing
events and or teams
- manage or own racing
facilities, or
- provide promotional
advertising and marketing
for such events.

Motorsports Associated
companies may only spend a
small portion of their overall
budgets to provide advertising
and marketing for motorsports
events.  This may be the
extent of a company's
participation in the
Motorsports industry.

The Sub-Advisor  selects
stocks based on value
investing.  The Sub-Advisor
focuses on companies that are
undervalued and pay current
dividends.




PRINCIPAL RISKS
- the value of your
<> Picture of Flags</>investment may be affected by
changes in the
Motorsports industry
- medium-capitalization
companies may lack the
management experience,
financial resources and
competitive strengths of
larger companies and may
be subject to greater and
more abrupt price changes
- stock market risk
including unpredictable
declines in value of stocks
- Motorsports companies
may experience greater
earnings instability and
possible losses due to their
limited capitalization,
focus on research and
development, non-
diversified product lines,
relatively narrow customer
base and membership in
an industry which is
relatively small and still in
its developmental stages
- there is the risk of losing
your money (investment)
as with any investment in
securities

BAR CHART AND PERFORMANCE TABLE
<>Picture of Check the Box</>The Fund began operating on June 5, 1998.  A bar chart and performance table are not included because the Fund does not have annual returns for a full calendar year.

REES AND EXPENSES OF THE FUND
<>Picture of Dollar Symbol</>The section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    Shareholder Fees (fees paid directly from your investment)
    Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price).................... 5.75% (1)

    Maximum deferred Sales Load (as a percentage
    of offering price)......................................None (2)

    Maximum Sales Load on reinvested dividends
    (as a percentage of offering price).....................None

    Redemption Fees (as a percentage of offering
    price) (3)..............................................None

     Annual Fund Operating Expenses
     (expenses that are paid out of the Fund's assets)

     Management Fees (4)...................................  0.95%
     Distribution Fees.....................................  0.25%
     Other Expenses........................................  1.04%

     Total Annual Fund Operating Expenses:.................  2.24%

(1) Reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1 million and over.
(2) Share purchases of $1 million or more are not subject to any sales charge at the time of purchase, but a Contingent Deferred Sales Charge ("CDSC") of
   1.00% is imposed on the redemption of such shares within one year of the date of purchase.
(3) The Fund's transfer agent charges $9.00 per redemption for redemptions remitted by wire.
(4) The investment adviser has voluntarily undertaken to subsidize the Fund so that the Total Annual Fund Operating Expenses will not exceed 2.00% for the current fiscal year. The subsidy could be terminated at any time by the investment adviser. In the chart above, "Other Expenses" has been estimated for the current fiscal year.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at 2.00%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 year                            $766
              3 years                         $1,166

INVESTMENT ADVISOR
Pegasus Advisory Group, Inc., 5-H Oak Branch Drive, Greensboro, North Carolina serves as the investment advisor for the Fund.

SUB-ADVISOR
Chartwell Investment Partners L.P., 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania serves as the investment sub-advisor for the Fund. Kevin A. Melich, CFA, is responsible for the day-to-day investment decisions for the Fund. Mr. Melich joined Chartwell Investment Partners L.P. in 1997 and is a Partner. Mr. Melich has over thirty years of investment management and consulting experience. From 1983 to 1997, Mr. Melich worked at Delaware Investment Advisors where, as Senior Portfolio Manager, he managed over $1.6 billion for institutional accounts in a similar equity value style. Mr. Melich holds an economics degree from St. John Fisher College and is a Chartered Financial Analyst.


PURCHASE OF SHARES
A sales charge will be deducted from your investment based on the following table:

		Amount of Investment	               Sales Charge
		Under $50,000		                      5.75%
		$50,000 but less than $100,000		     4.75%
		$100,000 but less than $250,000		    3.75%
		$250,000 but less than $500,000		    2.75%
		$500,000 but less than $1,000,000		  2.00%
		$1,000,000 or more*		                  *

*There is no initial sales charge on purchases of the Fund of $1,000,000 or more. However, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions placed within 12 months of purchase date.

The minimum initial purchase amount is $1,000 for regular accounts or $250 for Automatic Investment Plans, IRA, Roth IRA, SEP IRA, Uniform Gift to Minor Accounts and Uniform Transfer to Minor Accounts. In all cases, the minimum for subsequent investments is $50.

You can open a new account in the Fund in the following ways:

By Mail:
<>Picture of cancelled Stamp<\>Complete and sign the application.  Make your check or money order payable to "Motorsports Associated Growth &
Income Fund." Mail the check and application to First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

By Wire:
<>Picture of oscillating wire<\>You may arrange for a wire purchase by calling (800) 358-6215.

Through Broker-Dealers:
<>Picture of business persons</>You may also open an account through a broker-dealer.  They may charge a transaction fee for their service.


SALE OF SHARES
You may sell your shares at no cost on any business day that the New York
Stock Exchange is open.  You can send a written request to sell your shares to:
First Data Investor Services Group, 3200 Horizon Drive, King of Prussia, PA 19406-0903. You can redeem your shares by wire if you requested this service when you opened your account. Or, you may simply call (800) 358-6215 and request that your shares be redeemed. To be able to sell your shares by telephone, you must have previously elected telephone redemption when you opened your account. You may request an electronic funds transfer (ACH) to your bank if it is a member of the ACH system.

Distributions and Taxes
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Capital gains distributions are taxable at different rates depending on how long the Fund has held its assets. All dividends and capital gain distributions will be automatically reinvested unless you notify the Fund that you would like another option. The Fund intends to make dividend distributions quarterly. Capital gains, if any, will normally be distributed in December. After the end of each calendar year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year.

Other Services
Please call (800) 358-6215 for further information on the following plans:
Systematic Withdrawal Plan, Direct Deposit Program, Automatic Investing Plan, Rights of Accumulation, Letters of Intent and Retirement Plans.